9. Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Maturities of Time Deposits [Abstract]
Maturity distribution of time deposits
2020	$55,256,906
2021	31,341,156
2022	12,249,473
2023	7,319,609
2024	10,031,175
Total CDs	$116,198,319